Document and Entity Information	Jun. 12, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001852736
Document Type	8-K
Document Period End Date	Jun. 12, 2023
Entity Registrant Name	Tristar Acquisition I Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-40905
Entity Tax Identification Number	98-1587643
Entity Address, Address Line One	2870 Peachtree Road NW
Entity Address, Address Line Two	Suite 509
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	(601)
Local Phone Number	321-1950
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	TRIS.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, $0.0001 par value
Trading Symbol	TRIS
Security Exchange Name	NYSE
Redeemable Warrants Each Full Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each full warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	TRIS.W
Security Exchange Name	NYSE